Cromwell Greenspring Mid Cap Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	6,445	$957,920

Banks - 5.1%
OceanFirst Financial Corp.	30,012	492,497
Primis Financial Corp.	258,169	3,141,917
Shore Bancshares, Inc.	124,014	1,426,161
WSFS Financial Corp.	32,805	1,480,817
		6,541,392

Beverages - 2.8%
Keurig Dr Pepper, Inc.	3,050	93,544
Primo Water Corp.	189,582	3,452,288
		3,545,832

Broadline Retail - 0.6%
Amazon.com, Inc.(a)	4,020	725,128

Building Products - 4.6%
Advanced Drainage Systems, Inc.	7,316	1,260,108
Johnson Controls International PLC	71,685	4,682,464
		5,942,572

Chemicals - 5.0%
DuPont de Nemours, Inc.	49,206	3,772,624
Minerals Technologies, Inc.	27,728	2,087,364
The Sherwin-Williams Co.	1,629	565,800
		6,425,788

Commercial Services & Supplies - 9.3%
Republic Services, Inc.	62,789	12,020,326

Construction & Engineering - 13.9%
EMCOR Group, Inc.	28,665	10,038,483
MYR Group, Inc.(a)	44,574	7,878,454
		17,916,937

Consumer Staples Distribution & Retail - 1.0%
US Foods Holding Corp.(a)	24,486	1,321,509

Electric Utilities - 1.2%
NextEra Energy, Inc.	24,244	1,549,434

Electrical Equipment - 4.3%
Emerson Electric Co.	14,405	1,633,815
NEXTracker, Inc. - Class A(a)	33,094	1,862,199
nVent Electric PLC	20,000	1,508,000
Shoals Technologies Group, Inc. - Class A(a)	43,815	489,852
		5,493,866

Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd.(a)	61,989	1,773,505

Financial Services - 1.1%
Cannae Holdings, Inc.(a)	30,599	680,522
Visa, Inc. - Class A	2,422	675,932
		1,356,454

Food Products - 1.1%
Darling Ingredients, Inc.(a)	29,221	1,359,069

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	9,105	1,034,874
Hologic, Inc.(a)	3,460	269,742
Medtronic PLC	28,597	2,492,229
STERIS PLC	598	134,442
Zimmer Biomet Holdings, Inc.	955	126,041
		4,057,328

Hotels, Restaurants & Leisure - 2.1%
Wyndham Hotels & Resorts, Inc.	34,688	2,662,304

Insurance - 4.3%
Chubb Ltd.	4,938	1,279,584
W.R. Berkley Corp.	47,610	4,210,628
		5,490,212

Interactive Media & Services - 4.8%
Alphabet, Inc. - Class C(a)	17,680	2,691,957
Ziff Davis, Inc.(a)	55,020	3,468,461
		6,160,418

IT Services - 2.1%
Akamai Technologies, Inc.(a)	10,874	1,182,656
Amdocs Ltd.	17,675	1,597,290
		2,779,946

Oil, Gas & Consumable Fuels - 2.9%
EOG Resources, Inc.	25,226	3,224,892
Phillips 66	2,813	459,475
		3,684,367

Personal Care Products - 1.7%
Kenvue, Inc.	102,927	2,208,813

Pharmaceuticals - 0.4%
Johnson & Johnson	3,289	520,287

Professional Services - 13.2%
Alight, Inc. - Class A(a)	338,317	3,332,423
Dun & Bradstreet Holdings, Inc.	292,732	2,939,029
KBR, Inc.	167,691	10,675,209
		16,946,661

Software - 0.9%
Blackbaud, Inc.(a)	15,390	1,141,015

Specialty Retail - 0.3%
Leslie's, Inc.(a)	61,689	400,979

Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. - Class A(a)	6,195	322,078

Textiles, Apparel & Luxury Goods - 1.7%
Levi Strauss & Co. - Class A	110,945	2,217,791
Trading Companies & Distributors - 1.5%
Rush Enterprises, Inc. - Class A	17,839	954,743
Rush Enterprises, Inc. - Class B	17,328	923,409
		1,878,152

Wireless Telecommunication Services - 2.1%
T-Mobile US, Inc.	16,777	2,738,342
TOTAL COMMON STOCKS (Cost $57,319,673)		120,138,425

PREFERRED STOCKS - 1.7%	Shares	Value
Oil, Gas & Consumable Fuels - 1.7%
GasLog Partners LP	–	$–
Series A, 8.63% to 06/15/2027 then 3 mo. LIBOR US + 6.31%, Perpetual	64,370	1,593,158
Series B, 11.43% (3 mo. LIBOR US + 5.84%), Perpetual	21,061	535,581
TOTAL PREFERRED STOCKS (Cost $1,596,867)		2,128,739

EXCHANGE TRADED FUNDS - 1.4%	Shares	Value
Invesco Solar ETF	38,779	1,759,403
TOTAL EXCHANGE TRADED FUNDS (Cost $1,297,805)		1,759,403

REAL ESTATE INVESTMENT TRUSTS - 1.2%	Shares	Value
Residential Real Estate Investment Trusts - 1.2%
American Homes 4 Rent - Class A	43,695	1,607,102
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,177,639)		1,607,102

TOTAL INVESTMENTS - 97.8% (Cost $61,391,984)		125,633,669
Other Assets in Excess of Liabilities - 2.2%		2,885,347
TOTAL NET ASSETS - 100.0%		$128,519,016

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LIBOR - London Interbank Offered Rate
PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Exposure at March 31, 2024

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Cromwell Greenspring Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$120,138,425	$–	$–	$120,138,425
Preferred Stocks	2,128,739	–	–	2,128,739
Exchange Traded Funds	1,759,403	–	–	1,759,403
Real Estate Investment Trusts	1,607,102	–	–	1,607,102
Total Assets	$125,633,669	$–	$–	$125,633,669

Refer to the Schedule of Investments for industry classifications.